Other Financial Liabilities - Finance Lease Liability Maturities (Details) - JPY (¥) ¥ in Millions	Mar. 31, 2019	Mar. 31, 2018
Disclosure of finance lease and operating lease by lessee [line items]
Minimum Lease Payments	¥ 333,133	¥ 99,161
Less: Future finance charges	153,722	46,012
Present value of minimum lease payments	179,411	53,149
Non-current	177,266	51,022
Current	2,145	2,127
Present Value of Minimum Lease Payments	179,411	53,149
Within a year
Disclosure of finance lease and operating lease by lessee [line items]
Minimum Lease Payments	6,925	4,808
Present Value of Minimum Lease Payments	2,145	2,127
After a year but before 5 years
Disclosure of finance lease and operating lease by lessee [line items]
Minimum Lease Payments	37,738	14,335
Present Value of Minimum Lease Payments	9,634	4,704
After 5 years
Disclosure of finance lease and operating lease by lessee [line items]
Minimum Lease Payments	288,470	80,018
Present Value of Minimum Lease Payments	¥ 167,632	¥ 46,318